Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Management [Abstract]
Capital adequacy assessment
ING Group capital position according to

CRR II / CRD V
in EUR million 2021 2020
Shareholders’ equity 1) 53,919 54,637
- Interim profits not included in CET1 capital
2)
-1,568 -3,266
- Other adjustments -2,590 -4,037
Regulatory adjustments -4,159 -7,303
Available common equity Tier 1 capital 49,760 47,333
Additional Tier 1 securities 3) 6,808 5,643
Regulatory adjustments additional Tier 1 50 48
Available Tier 1 capital 56,618 53,024
Supplementary capital Tier 2 bonds 4) 9,341 9,359
Regulatory adjustments Tier 2 -158 -846
Available Total

capital
65,801 61,537
Risk weighted assets 313,064 306,324
Common equity Tier 1 ratio 15.89% 15.45%
Tier 1 ratio 18.09% 17.31%
Total capital

ratio
21.02% 20.09%

Main credit ratings
Main credit ratings of ING at 31 December 2021
S&P Moody’s Fitch GBB-Rating
ING Groep N.V.
Issuer rating

Long-term A- n/a A+
Short-term A-2 n/a F1
Outlook Stable Stable 1) Stable
Senior unsecured rating A- Baa1 A+